Term Loan and Deferred Benefit of Government Assistance (Narrative) (Details) - Lion Truck Body Inc [Member] - USD ($)	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Principal outstanding term loan	$ 1,500,000
Interest rate per annum	3.75%
Term loan maturity	May 2050
Carrying value of term loan	$ 609,250	$ 610,218
Deferred benefit of government assistance	$ 672,611	$ 686,341